Note 20 - Subsequent Events	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Subsequent Events [Text Block]
20.	Subsequent Events

On January 6, 2021 the Company sold to a related party affiliated with Mr. Evangelos J. Pistiolis (the “Buyer”) three shipowning companies that own M/T Eco Van Nuys (Hull No 2789), M/T Eco Santa Monica (Hull No 2790) and M/T Eco Venice Beach (Hull No 2791) in exchange for:

●	$10,000 in cash.
●

100% ownership in a Marshall Islands company that is a party to a shipbuilding contract for a high specification scrubber fitted Suezmax Tanker currently under construction at Hyundai Samho shipyard with expected delivery in February 2022. The shipowning company is party to a time charter, starting from the vessel’s delivery, with Central Tankers Chartering, for a firm duration of five years at a gross daily rate of $32,450, with a charterer’s option to extend for two additional years at $33,950 and $35,450.

●

35% ownership in one Marshall Islands company that is a party to a shipbuilding contract for a high specification scrubber fitted VLCC tanker currently under construction at Hyundai Heavy Industries shipyard with expected delivery in January 2022. The shipowning company is party to a time charter, starting from the vessel’s delivery, with a major oil trader, for a firm duration of three years at a gross daily rate of $36,000, with a charterer’s option to extend for two additional years at $39,000 and $41,500.

●

35% ownership in one Marshall Islands company that is a party to a shipbuilding contract for a high specification scrubber fitted VLCC tanker currently under construction at Hyundai Heavy Industries shipyard with expected delivery in February 2022. The shipowning company is party to a time charter, starting from the vessel’s delivery, with a major oil trader, for a firm duration of three years at a gross daily rate of $35,750, with a charterer’s option to extend for two additional years at $39,000 and $41,500.

●	A forgiveness of $1,150 in payables to the Buyer.

The Buyer will remain the guarantor on the shipbuilding contracts towards the shipyard and in addition, the Buyer will provide the Company with an option for a credit line up to 10% of the total shipbuilding cost at market terms, amounting to $23,815. The transaction was approved by a special committee composed of independent members of the Company's board of directors, (the “Transaction Committee”). The Transaction Committee obtained a fairness opinion relating to this transaction from an independent financial advisor.

On March 17, 2021, the Company signed a commitment letter with Alpha Bank for a senior debt facility of up to $38,000 to fund, in part, the delivery of M/T Eco Malibu (Hull No 866) due for delivery in May of 2021. The credit facility remains subject to the agreement and the execution of customary legal documentation. The loan will be payable in 12 consecutive quarterly installments of $750 and 12 consecutive quarterly installments of $625, commencing three months from draw down, and a balloon payment of $21,500 payable together with the last installment. The credit facility will bear interest at LIBOR plus a fixed margin and a commitment fee will be payable quarterly in arrears over the committed and undrawn portion of the facility, starting from the date of signing the commitment letter.

On March 18, 2021, the Company entered into a credit facility with ABN Amro for $36,800 for the financing of the vessel M/T Eco West Coast (Hull No 866). This facility was drawn down in full. The credit facility is repayable in 24 consecutive quarterly installments of $615 commencing in June 2021, plus a balloon installment of $22,040 payable together with the last installment.

The facility contains various covenants, including (i) an asset cover ratio of 125%, (ii) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no more than 75% (iii) minimum free liquidity of $500 per delivered vessel owned/operated by the Company and (iv) market adjusted total assets of the Company minus total liabilities to be at least $60,000. Additionally, the facility contains restrictions on the shipowning company incurring further indebtedness or guarantees. It also restricts the shipowning company from paying dividends if such a payment will result in an event of default or in a breach of covenants under the loan agreement.

The facility is secured as follows:

•         First priority mortgage over M/T Eco West Coast;

•         Assignment of insurance and earnings of the mortgaged vessel;

•         Specific assignment of any time charters with duration of more than 12 months;

•         Corporate guarantee of the Company;

•         Pledge of the shares of the shipowning subsidiary;

•         Pledge over the earnings account of the vessel.

The facility bears interest at LIBOR plus a margin of 2.50%.

On March 26, 2021 the M/T Eco West Coast (Hull No 866) was delivered from Hyundai Heavy Industries shipyard in South Korea and on March 31, 2021 the vessel commenced its' time charter agreement with Clearlake.